Annual Total Returns [BarChart] - Payden Strategic Income Fund - Prospectus-SI Class - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2015	2.13%
Annual Return 2016	3.89%
Annual Return 2017	4.25%
Annual Return 2018	(0.47%)
Annual Return 2019	8.61%
Annual Return 2020	6.36%